PRUDENTIAL INDEX SERIES FUND
Prudential Stock Index Fund
Gateway Center Three, 4th Floor
Newark, NJ 07102



                                                              December 5, 2001


Securities and Exchange Commission
450  Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      Prudential Index Series Fund (the Fund)
                           (File No. 33-48066)

Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 19 and (ii) that the text of Post-Effective Amendment No. 19 was filed electronically on November 29, 2001.



                                            PRUDENTIAL INDEX SERIES FUND

                                            By:  /s/ Maria G.Master
                                                 ------------------------------
                                                     Maria G. Master
                                                     Assistant Secretary